Quarterly Financial Information - Summary of Balance Sheet (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Aug. 17, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	$ 575,000,000			$ 575,000,000	[1]
Shareholders' Deficit
Additional paid-in capital	0			0
Accumulated deficit	(43,381,734)			(84,561,995)	[1]
Total shareholders' deficit	(43,380,296)			(84,560,557)	[1]
Ordinary Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	575,000,000			575,000,000
Shareholders' Deficit
Common stock, value	0			0			$ 0
Ordinary Class B [Member]
Shareholders' Deficit
Common stock, value	$ 1,438			1,438	[1]		1,438
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		$ 518,800,220	$ 510,906,640			$ 509,002,560
Shareholders' Deficit
Additional paid-in capital		0	4,625,706			6,529,768
Accumulated deficit		4,998,010	372,218			(1,531,856)
Total shareholders' deficit		5,000,010	5,000,003			5,000,010
As Previously Reported [Member] | Ordinary Class A [Member]
Shareholders' Deficit
Common stock, value		562	641	896		660	662
As Previously Reported [Member] | Ordinary Class B [Member]
Shareholders' Deficit
Common stock, value		1,438	1,438	1,438		1,438	$ 1,438
Restatement Adjustment
Condensed Balance Sheet Statements, Captions [Line Items]
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		56,199,780	64,093,360			65,997,440
Shareholders' Deficit
Additional paid-in capital		0	(4,625,706)	6,700,000		(6,529,768)
Accumulated deficit		(56,199,218)	(59,467,013)	$ 59,500,000		(59,467,012)
Total shareholders' deficit		(56,199,780)	(64,093,360)			(65,997,440)
Restatement Adjustment | Ordinary Class A [Member]
Shareholders' Deficit
Common stock, value		(562)	(641)			(660)
Restatement Adjustment | Ordinary Class B [Member]
Shareholders' Deficit
Common stock, value		$ 0	$ 0
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption						575,000,000
Shareholders' Deficit
Accumulated deficit						(60,998,868)
Total shareholders' deficit						(60,997,430)
As Restated [Member] | Ordinary Class A [Member]
Shareholders' Deficit
Common stock, value						0
As Restated [Member] | Ordinary Class B [Member]
Shareholders' Deficit
Common stock, value						$ 1,438

[1]	See Note 2, Revision to Previously Issued Financial Statements.